Accounting estimates	6 Months Ended
Jun. 30, 2018
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Accounting estimates
5.	Accounting estimates

The preparation of interim financial statements requires the use of estimates and assumptions for certain assets, liabilities and other transactions. These estimates and assumptions include oil and gas reserves and their impacts to other parts of the financial statements, the main assumptions and cash-generating units identified for impairment testing of assets, pension and medical benefits liabilities, provisions for legal proceedings, dismantling of areas and environmental remediation, deferred income taxes, cash flow hedge accounting and impairment of trade receivables. Although our management uses assumptions and judgments that are periodically reviewed, the actual results could differ from these estimates.

Except for the impairment of trade receivables estimate, which has been based on the expected credit losses model since the effectiveness of IFRS 9 at January 1, 2018 (see note 4.1.3), information on those accounting estimates is presented in note 5 to the Company’s annual financial statements for the year ended December 31, 2017.

The Company uses judgment for inputs and assumptions, such as risk of default, the determination of whether or not there has been a significant increase in credit risk and expectation of recovery, that are factored into the estimate of expected credit losses.